LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2013
LOSS PER SHARE
Schedule of computation of basic and diluted net loss per share

	2011		2012		2013
	Class A	Class B	Class A	Class B	Class A	Class A	Class B	Class B
	RMB	RMB	RMB	RMB	RMB	US$	RMB	US$
Loss per share — basic:
Numerator:
Allocation of undistributed losses	(115,135)	(56,969)	(306,819)	(117,184)	(452,476)	(74,744)	(128,268)	(21,188)
Denominator:
Weighted-average ordinary shares outstanding	1,333,230,326	659,693,189	1,726,912,295	659,561,893	2,326,661,195	2,326,661,195	659,561,893	659,561,893
Denominator used for loss per share	1,333,230,326	659,693,189	1,726,912,295	659,561,893	2,326,661,195	2,326,661,195	659,561,893	659,561,893
Loss per share — basic	(0.09)	(0.09)	(0.18)	(0.18)	(0.19)	(0.03)	(0.19)	(0.03)
Loss per share — diluted:
Numerator:
Allocation of undistributed losses for diluted	(115,135)	(56,969)	(306,819)	(117,184)	(452,476)	(74,744)	(128,268)	(21,188)
Reallocation of undistributed losses as a result of conversion of Class B to Class A shares	(56,969)	—	(117,184)	—	(128,268)	(21,188)	—	—
Allocation of undistributed losses	(172,104)	(56,969)	(424,003)	(117,184)	(580,744)	(95,932)	(128,268)	(21,188)
Denominator:
Weighted-average ordinary shares outstanding	1,333,230,326	659,693,189	1,726,912,295	659,561,893	2,326,661,195	2,326,661,195	659,561,893	659,561,893
Conversion of Class B to Class A ordinary shares	659,693,189	—	659,561,893	—	659,561,893	659,561,893	—	—
Denominator used for loss per share	1,992,923,515	659,693,189	2,386,474,188	659,561,893	2,986,223,088	2,986,223,088	659,561,893	659,561,893
Loss per share — diluted	(0.09)	(0.09)	(0.18)	(0.18)	(0.19)	(0.03)	(0.19)	(0.03)